Senior secured notes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 01, 2010	Oct. 09, 2009
Senior Notes, Current	$ 0	$ 14,182,704
Secured Debt	0	16,159,035	16,159,035
Repayments of Senior Debt, Total	25,683,910	0	0
Accretion Expense	11,673,530	0	0
Amortization of Financing Costs	1,300,671	343,272	343,272
Debt Instrument, Date of First Required Payment			Oct. 15, 2012
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues			0
New Notes [Member]
Senior Notes, Current						33,000,000
Debt Instrument, Maturity Date				Oct. 08, 2015
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Stockholders Equity, Reverse Stock Split			1 for 3
Debt Instrument, Repurchase Amount	13,860,000
Secured Debt					19,140,000
Line of Credit Facility, Amount Outstanding			7,466,470
Repayments of Senior Debt, Total	25,683,910
Repayments Of Senior Debt, Principal Portion	19,140,000
Accretion Expense	11,673,530
Repayments Of Senior Debt, Interest Portion	6,543,910
Debt Instrument, Frequency of Periodic Payment	6 months
Amortization of Financing Costs	1,300,671	343,271
Debt Instrument, Date of First Required Payment	Apr. 16, 2013
Debt Issuance Cost	3,197,205
Additional Paid in Capital, Preferred Stock	1,130,990
Deferred Finance Costs, Net	2,066,215
Debt Instrument, Term	6 years
New Notes [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues				23,158,080
Debt Conversion, Original Debt, Amount			$ 11,673,530